Employee benefits - Summary of significant actuarial assumptions used (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	5.00%
Assets rate of return	5.00%	5.00%
Salary rise	1.00%	1.00%